Description of Organization and Business Operations (Details Narrative) - USD ($)	1 Months Ended		10 Months Ended	12 Months Ended
	Apr. 27, 2022	Apr. 22, 2022	Dec. 31, 2021	Dec. 31, 2022	Jan. 20, 2023
Subsidiary, Sale of Stock [Line Items]
Sale of units per share				$ 10.00
Transaction costs				$ 6,764,402
Underwriting fees				2,300,000
Deferred underwriting fees				4,025,000
Other offering costs				$ 439,402
Proceeds from IPO and Private Placement	$ 115,000,000
Percentage of asset held in trust account				80.00%
Business combination, percentage of voting securities				50.00%
Net tangible assets				$ 5,000,001
Deposits				$ 1,000,000
Share Price				$ 0.10
Aggregate amount				$ 2,000,000
Issued shares description				the Company will issue 17.5 million shares of common stock to the former security holders of the Target. In addition, the stockholders of the Target are entitled to receive an additional 5.0 million common shares (current valuation of $50.0 million) based
Debt Instrument, Face Amount					$ 575,000
Cash				$ 235,864
Working capital deficit				$ 301,331
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Deposits					$ 1,150,000
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		10,000,000
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 100,000,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering		313,500
Sale of units per share		$ 10.00
Sale of units in initial public offering aggragate amount		$ 3,135,000
Private Placement [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	30,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 300,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
Over-Allotment Option [Member] | Underwriters [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units in initial public offering	1,500,000	1,500,000
Sale of units per share	$ 10.00
Sale of units in initial public offering aggragate amount	$ 15,000,000